Segment and Geographic information	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Segment Reporting Information [Line Items]
Segment and Geographic information	Segment and Geographic information
Prior to the fourth quarter of 2022, the Company managed, reported and evaluated its business in the following two reportable operating segments: (i) Electric Vehicles and (ii) Custom Built Vehicles. During the fourth quarter of 2022, the CODM changed how she makes operating decisions, assesses the performance of the business and allocates resources in a manner that caused the Company’s operating segments to change as a result of the Company having ceased receiving orders for custom built vehicles. In consideration of Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 280, Segment Reporting, the CODM determined that the Company is not organized around specific products and services, geographic regions or regulatory environments. Accordingly, beginning with the fourth quarter of 2022, the Company realigned its reporting structure, resulting in a single reportable segment, Electric Vehicles, in Canada and the United States. The company has recast segment information for all prior periods presented.
Supplemental geographic data has been provided below:
Sales to unaffiliated customers:

	Year ended December 31, 2023	Year ended December 31, 2022
United States	$608,429	$6,238,950
Canada	—	573,496
Total	$608,429	$6,812,446
Plant and equipment and right-of-use assets:

	Year ended December 31, 2023	Year ended December 31, 2022
United States	$18,318,055	$23,113,904
Canada	106,822	2,366,861
Other foreign countries	2,234	2,989
Total	$18,427,111	$25,483,754